Other investments (Details) kr in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK (kr)
Other investments
Other investments in Beta Bionics, Inc.	$ 5.0	kr 32,582	$ 1.5	kr 9,312	[1]
Ownership percentage	2.00%	2.00%	0.90%	0.90%
Fair value of other investments in Beta Bionics, Inc.		kr 32,600		kr 9,300

[1]	See note 1 to the consolidated financial statements.